Liability for Future Policy Benefits (Deferred Profit Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Other adjustments	$ 79,505	$ 20,643	$ (3,952)
Fixed Annuities | Deferred Profit Liability
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	22,939	14,818	18,193
Effect of assumption update		(21)	2,110	$ 0
Effect of actual variance from expected experience and other activity		(2,280)	580	(6,978)
Adjusted balance, beginning of period		20,638	17,508	$ 11,215
Profits deferred	4,826	7,070	5,191
Interest accrual	974	729	552
Amortization	(3,052)	(2,345)	(2,129)
Other adjustments	(12)	(23)	(11)
Balance, end of period	23,374	22,939	14,818
Less: Reinsurance Recoverable	2,226	1,513	1,365
Balance after reinsurance recoverable	$ 21,148	$ 21,426	$ 13,453